UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    February 3, 2011


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		156,994



List of Other Included Managers:

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

						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	327	11135	SH	Sole				11135
Alleghany Corp		COM	017175-10-0	4071	13288	SH	Sole				13288
Allergan		COM	018490-10-2	824	12000	SH	Sole				12000
Arch Cap Group LTD	COM	G0450A-10-5	379	4300	SH	Sole				4300
Avalonbay Comm Reit Inc.COM	053484-10-1	557	4950	SH	Sole				4950
Bank Of Amer Corp	COM	060505-10-4	1166	87383	SH	Sole				87383
Beckman Coulter		COM	075811-10-9	315	4184	SH	Sole				4184
Berkshire Hathaway Cl A	COM	084670-10-8	602	5	SH	Sole				5
Berkshire Hathaway Cl B	COM	084670-20-7	13389	167129	SH	Sole				167129
Boston Properties	COM	101121-10-1	310	3600	SH	Sole				3600
Chevrontexaco Corp Com	COM	166764-10-0	284	3108	SH	Sole				3108
Coca-Cola Corp		COM	191216-10-0	4764	72428	SH	Sole				72428
Covidien PLC		COM	G2552X-10-8	3203	70160	SH	Sole				70160
Dell Computer Corp Com	COM	24702r-10-1	4349	320981	SH	Sole				320981
Dover Corp Com		COM	260003-10-8	4028	68906	SH	Sole				68906
Dover Motorsports Inc	COM	260174-10-7	263	147608	SH	Sole				147608
Exxon Mobil Corp	COM	30231g-10-2	5656	77352	SH	Sole				77352
Farmer Bros Corp	COM	307675-10-8	762	42803	SH	Sole				42803
Federal Rlty Invt Tr NewCOM	313747-20-6	518	6650	SH	Sole				6650
First Natl Bk Alaska ComCOM	32112J-10-6	669	374	SH	Sole				374
Fortune Brands Inc	COM	349631-10-1	363	6021	SH	Sole				6021
General Electric Corp	COM	369604-10-3	460	25173	SH	Sole				25173
Genuine Parts Co Com	COM	372460-10-5	5149	100286	SH	Sole				100286
Gladstone Capital Corp 	COM	376535-10-0	2115	183578	SH	Sole				183578
Glaxo Holdings Plc	COM	37733w-10-5	1531	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	467	12700	SH	Sole				12700
Harley Davidson Inc Com	COM	412822-10-8	284	8200	SH	Sole				8200
Hasbro Inc Com		COM	418056-10-7	3778	80069	SH	Sole				80069
Home Depot Inc Com	COM	437076-10-2	3720	106115	SH	Sole				106115
Home Properties		COM	437306-10-3	305	5500	SH	Sole				5500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	357	6135	SH	Sole				6135
International Bus Mchne	COM	459200-10-1	238	1622	SH	Sole				1622
International Spdwy Cl ACOM	460335-20-1	1782	68081	SH	Sole				68081
Johnson & Johnson	COM	478160-10-4	6527	105532	SH	Sole				105532
Leucadia National Corp	COM	527288-10-4	4793	164253	SH	Sole				164253
Loews Corp		COM	540424-10-8	253	6500	SH	Sole				6500
Lowes Cos Inc Com	COM	548661-10-7	1799	71750	SH	Sole				71750
Markel Corp Com		COM	570535-10-4	8934	23626	SH	Sole				23626
Marsh & McLennan Cos 	COM	571748-10-2	3163	115684	SH	Sole				115684
McCormick & Co Inc Com 	COM	579780-20-6	4029	86596	SH	Sole				86596
McDonalds Corp		COM	580135-10-1	357	4650	SH	Sole				4650
Mohawk Inds Inc Com	COM	608190-10-4	783	13800	SH	Sole				13800
Nestle Sa-Adr Repstg	COM	641069-40-6	1046	17787	SH	Sole				17787
Norfolk Southern Corp	COM	655844-10-8	3905	62159	SH	Sole				62159
Paychex Inc		COM	704326-10-7	5760	186342	SH	Sole				186342
Pepsico Inc		COM	713448-10-8	217	3321	SH	Sole				3321
Pfizer Inc Com		COM	717081-10-3	387	22096	SH	Sole				22096
Philip Morris Intl Inc 	COM	718172-10-9	206	3512	SH	Sole				3512
Procter & Gamble Co	COM	742718-10-9	3972	61736	SH	Sole				61736
Progressive Corp Ohio	COM	743315-10-3	4130	207829	SH	Sole				207829
Royal Dutch Shell Plc	COM	780257-80-4	596	8920	SH	Sole				8920
Sandy Spring Bancorp 	COM	800363-10-3	2830	153544	SH	Sole				153544
St Joe Corporation	COM	790148-10-0	2556	116981	SH	Sole				116981
Sysco Corp		COM	871829-10-7	4075	138617	SH	Sole				138617
Target Corp Com		COM	87612e-10-6	429	7130	SH	Sole				7130
Tearlab Corp.		COM	878193-10-1	114	52130	SH	Sole				52130
Tyco Electronics	COM	G9144P-10-5	3544	100118	SH	Sole				100118
Tyco Intl Ltd New Com	COM	902124-10-6	2677	64600	SH	Sole				64600
Verizon Communications 	COM	92343v-10-4	302	8440	SH	Sole				8440
Wal Mart Stores Inc Com	COM	931142-10-3	7897	146422	SH	Sole				146422
Walgreen Co		COM	931422-10-9	5396	138503	SH	Sole				138503
Walt Disney Holding Co	COM	254687-10-6	3363	89653	SH	Sole				89653
Washington Post Co Cl B	COM	939640-10-8	2123	4831	SH	Sole				4831
Washington Real Est Inv	COM	939653-10-1	527	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2510	80980	SH	Sole				80980
Royce Value Trust Inc	COM	780910-10-5	366	25190	SH	Sole				25189.999
SPDR Tr Unit Ser 1	COM	78462f-10-3	443	3519	SH	Sole				3519.309
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